Amortization and Depreciation (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of Transactions Between Related Parties [Line Items]
Summary of Amortization and Depreciation Expenses

Amortization and depreciation expenses are composed of the following:

	Nine months ended		Three months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Amortization of intangible assets	15,179	11,147	5,540	4,033
Amortization of right-of-use assets	610	255	276	85
Depreciation of property, plant & equipment	942	887	313	320
Total	16,731	12,289	6,129	4,438

For further information related to amortization of intangible assets refer to Note 19: Intangible Assets.